Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2013
Prospectus

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Robeco Investment Management, Inc. (RIM) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 8.

Strategic Advisers is the fund's manager. Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Mark Donovan, CFA, Co-Chief Executive Officer (portfolio manager) and David Pyle, CFA, Managing Director (portfolio manager) have managed RIM's portion of the fund's assets since October 2013.

Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since July 2014.

The following information supplements existing information found in the "Fund Management" section on page 21.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, RIM had approximately $41.5 billion in assets under management. RIM provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 21.

RIM

Mark Donovan, CFA, Co-Chief Executive Officer, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Donovan has served as head of the large cap equity team and senior portfolio manager since 1995.

MMV-F-14-01  July 3, 2014
1.9584485.101

David Pyle, CFA, Managing Director, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Pyle has served as a portfolio manager since 2004 and previously as a research analyst since 2000.

The following information supplements the biographical information found in the "Fund Management" section on page 23.

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.

Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L/Class N
July 30, 2013
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since July 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.

MMV-L-MMV-N-14-01  July 3, 2014
1.9859474.100

Supplement to the
Strategic Advisers® Value Fund
July 30, 2013
Prospectus

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Robeco Investment Management, Inc. (RIM) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Mark Donovan, CFA, Co-Chief Executive Officer (portfolio manager) and David Pyle, CFA, Managing Director (portfolio manager) have managed RIM's portion of the fund's assets since October 2013.

Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since July 2014.

The following information supplements existing information found in the "Fund Management" section on page 18.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, RIM had approximately $41.5 billion in assets under management. RIM provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 18.

RIM

Mark Donovan, CFA, Co-Chief Executive Officer, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Donovan has served as head of the large cap equity team and senior portfolio manager since 1995.

SUF-14-01  July 3, 2014
1.936472.104

David Pyle, CFA, Managing Director, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Pyle has served as a portfolio manager since 2004 and previously as a research analyst since 2000.

The following information supplements the biographical information found in the "Fund Management" section on page 20.

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Robeco Investment Management, Inc. (RIM) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Mark Donovan, CFA, Co-Chief Executive Officer (portfolio manager) and David Pyle, CFA, Managing Director (portfolio manager) have managed RIM's portion of the fund's assets since October 2013.

Guy Lakonishok, CFA, (co-manager) and Greg Sleight (co-manager) have managed LSV's portion of the fund's assets since July 2014.

The following information supplements existing information found in the "Fund Management" section on page 26.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, RIM had approximately $41.5 billion in assets under management. RIM provides investment advisory services for the fund.

MMV-14-02  July 3, 2014
1.936473.105

The following information supplements the biographical information found in the "Fund Management" section on page 26.

RIM

Mark Donovan, CFA, Co-Chief Executive Officer, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Donovan has served as head of the large cap equity team and senior portfolio manager since 1995.

David Pyle, CFA, Managing Director, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Pyle has served as a portfolio manager since 2004 and previously as a research analyst since 2000.

The following information supplements the biographical information found in the "Fund Management" section on page 28.

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since July 2014. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.